Significant Accounting Policies - Accounting Changes (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
ASU 2016-09 Improvements to Employee Share-Based Payment Accounting | Income Tax Benefit
New Accounting Pronouncements or Change in Accounting Principle
New accounting pronouncement income statement impact	$ 184